Property, Plant and Equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, net
Depreciation expenses	$ 291,511	$ 344,852	$ 444,462
Buildings pledged as collateral for bank loans	$ 0	$ 351,128